First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 94.8%
	Alabama – 2.0%
$1,000,000	Tuscaloosa Cnty AL Indl Dev Auth Gulf Opportunity Zone Ref Hunt Refining Proj, Ser A (a)	4.50%	05/01/32	$1,103,110
500,000	Tuscaloosa Cnty AL Indl Dev Auth Gulf Opportunity Zone Ref Hunt Refining Proj, Ser A (a)	5.25%	05/01/44	576,255
				1,679,365
	Arizona – 4.2%
750,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	824,767
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Campus Proj, Ser A (a)	5.00%	12/15/39	444,436
255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	272,503
150,000	AZ St Indl Dev Auth Sr Living Rev 2nd Tier Great Lakes Sr Living Cmntys Proj, Ser B	5.00%	01/01/43	165,159
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	120,066
305,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	312,652
725,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref American Leadership Academies Proj (a)	5.00%	06/15/34	778,056
345,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	5.50%	10/01/27	391,089
200,000	Tempe AZ Indl Dev Auth Rev Mirabella at ASU Proj, Ser A (a)	6.00%	10/01/37	230,394
				3,539,122
	California – 5.6%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	505,809
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	243,983
800,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	908,168
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	256,752
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	520,970
415,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	485,185
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	645,023
505,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/35	627,296
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	338,583
200,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	243,832
				4,775,601
	Colorado – 9.0%
750,000	Aviation Station North Met Dist #2 CO Limited, Ser A	5.00%	12/01/39	804,600
735,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	783,098
150,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/27	169,442
500,000	Crowfoot Vly Ranch Met Dist #2 CO, Ser A	5.63%	12/01/38	524,775
500,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	525,450
765,000	Fourth Street Crossing Business Impt Dist CO Sr, Ser A (a)	5.13%	12/01/38	780,361
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	967,176
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	524,530
875,000	Lanterns Met Dist #1 CO, Ser A	5.00%	12/01/39	929,618
500,000	North Park Met Dist #1 Spl Rev, Ser A-2	5.13%	12/01/28	534,690
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	580,105

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	$522,330
				7,646,175
	Connecticut – 2.3%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	306,360
500,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (b)	1.18%	06/15/34	500,000
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	292,783
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	291,000
500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	564,805
				1,954,948
	Delaware – 0.8%
600,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	646,248
	Florida – 8.7%
1,000,000	Broward Cnty FL Port Facs Rev Ref Subordinate Bond, Ser D, AMT	5.00%	09/01/27	1,222,440
400,000	Capital Region FL Cdd Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	404,848
140,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	150,632
1,250,000	FL Dev Fin Corp Surface Transprtn Fac Rev Ref Virgin Trains USA Passenger Rail Proj, Ser A, AMT (Mandatory put 01/01/29) (a)	6.50%	01/01/49	1,177,762
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	98,639
700,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	711,361
160,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	189,923
500,000	Parkland Preserve Cdd FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	510,515
500,000	Pinellas Cnty FL Indl Dev Auth Indl Dev Rev 2017 Fdtn For Global Understanding Inc. Proj	5.00%	07/01/39	581,015
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	280,135
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	533,225
250,000	Stoneybrook FL S Cdd Spl Assmnt 2019 Assmnt Area South At Championsgate	3.50%	06/15/24	253,060
310,000	Stoneybrook FL S Cdd Spl Assmnt 2019 Assmnt Area South At Championsgate	4.00%	06/15/30	321,665
255,000	Trout Creek Cdd FL Capital Impt Rev (c)	5.38%	05/01/38	274,523
250,000	Villamar Cdd FL Spl Assmnt (c)	4.00%	05/01/29	253,253
440,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.25%	05/01/29	454,683
				7,417,679
	Georgia – 1.3%
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.50%	12/01/28	259,385
300,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A	5.75%	12/01/33	310,371
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	60,716
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	491,316
				1,121,788
	Guam – 0.6%
250,000	Guam Govt Business Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	280,205
235,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	245,740
				525,945

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Idaho – 0.6%
$300,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	$301,353
200,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	5.00%	11/15/32	211,366
				512,719
	Illinois – 7.6%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	255,131
230,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/39	252,894
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	346,383
855,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	874,545
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	104,859
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	484,620
400,000	Chicago IL Ref 2003B	5.25%	01/01/29	451,648
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	21,076
415,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	357,336
450,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	467,361
100,000	IL St	5.00%	04/01/24	110,459
200,000	IL St	5.00%	06/01/27	226,258
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	284,965
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	284,405
15,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	16,875
230,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	267,345
545,000	IL St, Ser D	5.00%	11/01/24	608,656
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	500,515
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	507,375
				6,422,706
	Indiana – 4.3%
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,054,430
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	264,107
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	739,533
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (e)	5.25%	07/01/28	215,612
10,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.00%	11/15/23	10,961
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	619,770
700,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	715,085
				3,619,498
	Iowa – 0.8%
95,000	IA St Fin Auth Rev Lifespace Cmntys Inc, Ser A	5.00%	05/15/32	108,162
490,000	IA St Fin Auth Sr Hsg Rev Northcrest Inc Proj, Ser A	5.00%	03/01/28	545,997
				654,159
	Kansas – 2.1%
1,500,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,485,720
300,000	Wichita KS Hlth Care Facs Rev Ref Presbyterian Manors, Ser I	5.00%	05/15/28	337,668
				1,823,388
	Louisiana – 0.3%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	247,400

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland – 1.2%
$175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	$175,826
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	185,971
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	201,150
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	191,188
250,000	Howard Cnty MD Retmnt Cmnty Rev Ref Columbia Vantage House Corp	5.00%	04/01/36	273,595
				1,027,730
	Massachusetts – 3.0%
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	579,410
500,000	MA St Dev Fin Agy Rev Ref Atrius Hlth, Ser A	5.00%	06/01/39	602,185
620,000	MA St Dev Fin Agy Rev Ref Lawrence General Hosp	5.00%	07/01/26	712,361
50,000	MA St Federal Highway Ref Subordinate Rev, Ser A	5.00%	06/15/24	56,745
500,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/32	620,250
				2,570,951
	Michigan – 1.8%
300,000	Detroit MI Downtown Dev Auth Tax Increment Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	338,319
500,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	587,595
500,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	5.00%	02/15/37	622,165
				1,548,079
	Minnesota – 2.2%
350,000	Duluth MN Indep Sch Dist #709 Cops Ref, Ser B	5.00%	02/01/28	433,724
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	156,711
330,000	MN St Hgr Edu Facs Auth Rev Ref Clg Of St Scholastica Inc	4.00%	12/01/31	376,269
300,000	MN St Hgr Edu Facs Auth Rev Ref Clg Of St Scholastica Inc	4.00%	12/01/32	339,087
350,000	MN St St Trunk Highway Bonds, Ser E	5.00%	10/01/24	401,107
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	116,887
				1,823,785
	Missouri – 0.1%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	88,144
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	11,648
				99,792
	Montana – 0.5%
350,000	Missoula MT Wtr Sys Rev, Ser A	4.00%	07/01/37	396,512
	Nevada – 0.7%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	369,356
210,000	North Las Vegas NV Local Impt Valley Vista Spl Impt Dist #64	4.00%	06/01/29	221,611
				590,967
	New Hampshire – 0.7%
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	580,505
	New Jersey – 3.6%
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	116,988
835,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	729,848
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	592,550
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	608,685

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$1,000,000	Union Cnty NJ Impt Auth Sol Wst Disp Rev Green Bond Aries Linden Llc Proj, AMT (a)	6.75%	12/01/41	$1,007,780
				3,055,851
	New York – 0.8%
505,000	Build NYC Resource Corp NY Sol Wst Disp Rev Ref Pratt Paper Inc Proj, AMT (a)	5.00%	01/01/35	556,116
100,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	117,338
				673,454
	North Carolina – 0.9%
625,000	NC St Med Care Commns Retmnt Facs Rev Ref Retmnt Facs First Mtg Rev Bonds Galloway Ridge, Ser A	5.00%	01/01/31	736,156
	Ohio – 4.9%
720,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.13%	06/01/24	720,994
530,000	Buckeye OH Tobacco Settlement Fing Auth Asset Bkd Sr Turbo, Ser A-2	5.38%	06/01/24	530,583
500,000	Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Ref Playhouse Sq Fdtn Proj	5.00%	12/01/28	556,430
225,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	261,684
750,000	OH St Air Quality Dev Auth Exempt Facs Rev, AMT (a)	5.00%	07/01/49	829,185
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,237,260
				4,136,136
	Oklahoma – 0.4%
125,000	Comanche Cnty OK Hosp Auth Rev Ref	5.00%	07/01/29	136,743
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	178,909
				315,652
	Oregon – 0.4%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods At Marylhurst Inc Proj, Ser A	5.00%	05/15/26	334,077
25,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	25,483
				359,560
	Pennsylvania – 5.2%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	364,716
1,000,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref US Steel Corporation Proj	4.88%	11/01/24	1,029,660
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	110,289
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	291,890
515,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	594,114
440,000	Lancaster Cnty PA Hosp Auth Ref United Zion Retmnt Cmnty, Ser A	5.00%	12/01/32	480,511
750,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/36	837,990
350,000	PA St Turnpike Commission Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	422,180
10,000	PA St Turnpike Commission Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,607

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$215,000	Philadelphia PA Auth For Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	$231,063
				4,374,020
	Puerto Rico – 2.1%
250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	262,045
359,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	383,656
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	132,323
1,409,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	980,425
				1,758,449
	South Carolina – 1.1%
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	241,652
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/37	540,605
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	144,939
				927,196
	Tennessee – 2.3%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	28,029
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	539,928
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	533,215
730,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	874,241
				1,975,413
	Texas – 5.8%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	54,601
500,000	Hackberry TX Spl Assmnt Rev Rivendale Lake Pub Impt Dist #2 Phases 4-6 Proj	4.13%	09/01/27	514,540
420,000	Harris-Brazoria Cntys TX Muni Utility Dist #509, AGM	3.00%	09/01/32	426,665
500,000	Hidalgo Cnty TX Drain Dist #1	4.00%	09/01/33	562,105
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (e)	4.13%	09/01/29	256,963
450,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	471,807
485,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (e)	4.50%	09/01/28	494,821
600,000	Lower Colorado River TX Auth Transmission Contract Rev Ref LCRA Transmission Svcs Corp Proj	5.00%	05/15/37	722,856
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	312,542
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A	5.00%	04/01/25	542,805
300,000	New Hope Cultural Edu Facs Fincorp TX Edu Rev Beta Academy (a)	3.38%	08/15/29	302,499
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	285,188
				4,947,392

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah – 1.5%
$675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/39	$720,272
500,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A	5.00%	06/15/35	585,300
				1,305,572
	Virginia – 0.6%
500,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.00%	01/01/34	549,585
	Washington – 2.4%
600,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	671,496
230,000	WA St Hlth Care Facs Auth Ref Fred Hutchinson Cancer Research Ctr	5.00%	01/01/26	271,501
1,000,000	WA St Hsg Fin Commn Transforming Age Projs, Ser A (a)	5.00%	01/01/39	1,106,470
				2,049,467
	Wisconsin – 2.4%
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	533,255
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	190,233
770,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (a)	5.00%	09/01/39	842,388
455,000	Pub Fin Auth WI Retmnt Fac Rev Ref Whitestone Retmnt Facs 1st Mortgage Rev Bonds (a)	4.00%	03/01/27	486,559
				2,052,435

Total Investments – 94.8%	80,441,400
(Cost $77,382,699) (f)
Net Other Assets and Liabilities – 5.2%	4,400,208
Net Assets – 100.0%	$84,841,608
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	2	Dec 2019	$ (322,750)	$(2,938)
U.S. Treasury 10-Year Notes	Short	8	Dec 2019	(1,042,375)	11,188
U.S. Treasury Ultra 10-Year Notes	Short	18	Dec 2019	(2,557,969)	(13,711)
Total Futures Contracts				$(3,923,094)	$(5,461)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $21,100,942 or 24.9% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,125,218 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $71,978. The net unrealized appreciation was $3,053,240. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows:
ASSETS TABLE
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 80,441,400	$ —	$ 80,441,400	$ —
Futures Contracts	11,188	11,188	—	—
Total	$ 80,452,588	$ 11,188	$ 80,441,400	$—
LIABILITIES TABLE
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (16,649)	$ (16,649)	$ —	$ —

*	See Portfolio of Investments for state breakout.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)

Restricted Securities
As of October 31, 2019, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$107.81	$202,067	$215,612	0.26%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	102.79	250,000	256,963	0.30
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	485,000	102.03	480,596	494,821	0.58
				$932,663	$967,396	1.14%